Institutional | Rainier Small/Mid Cap Equity Portfolio
SUMMARY SECTION Rainier Small/Mid Cap Equity Portfolio Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Small/Mid Cap Equity Portfolio (the "Portfolio") seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Small/Mid Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Small/Mid Cap Equity Portfolio Institutional Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Small/Mid Cap Equity Portfolio Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Rainier Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Small/Mid Cap Equity Portfolio Institutional Shares	101	315	547	1,213

PORTFOLIO TURNOVER

The Rainier Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Small/Mid Cap Equity Portfolio's turnover rate was 112.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Rainier Small/Mid Cap Equity Portfolio invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Portfolio will invest in approximately 100 to 150 companies. The Investment Adviser defines small/mid cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was $130 million to $3.0 billion as of May 31, 2011, and the Russell Midcap® Index, which was $1.6 billion to $18.3 billion as of May 31, 2011. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Rainier Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs").

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Portfolio's economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Growth stocks may fall out of favor with investors. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Rainier Small/Mid Cap Equity Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The performance figures include the performance of the Portfolio's Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic growth style market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

RAINIER SMALL/MID CAP EQUITY PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Portfolio was 9.44%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Average Annual Total Returns - Institutional Rainier Small/Mid Cap Equity Portfolio	1 Year	5 Years	10 Years
Institutional Shares	25.13%	3.19%	6.23%
Institutional Shares Return after taxes on distributions	25.13%	2.56%	5.68%
Institutional Shares Return after taxes on distributions and sale of fund shares	16.34%	2.61%	5.31%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	4.19%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.